Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2018
Entity Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 11, 2019
Prospectus Date	rr_ProspectusDate	Jan. 11, 2019